Warrants	6 Months Ended
Jun. 30, 2024
Warrants and Rights Note Disclosure [Abstract]
Warrants

6. WARRANTS

Following is a summary of the warrant activity during the three and six months ended June 30, 2024 and 2023:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding January 1, 2023	19,633,911	$1.18
Issued	-	-
Exercised	(2,499,453)	0.43
Expired	-	-
Outstanding March 31, 2023	17,134,458	$1.29
Issued	-	-
Exercised	(227,630)	0.97
Expired	(4,530,808)	0.99
Outstanding June 30, 2023	12,376,020	$1.40

Outstanding January 1, 2024	22,571,471	$1.35
Issued	-	-
Exercised	-	-
Expired	(4,838,707)	1.24
Outstanding March 31, 2024	17,732,764	$1.21
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding June 30, 2024	17,732,764	$1.21